FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                              FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended: September 30, 2012
           Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):
                       [ ] is a restatement.
                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AH Equity Partners II, L.L.C.
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Address:  2865 Sand Hill Road, Suite 101, Menlo Park, CA 94025
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Form 13F File Number:  28-14667


                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name: Scott Kupor

Title: Chief Operating Officer

Phone: 650.798.5800

Signature, Place, and Date of Signing:

/s/Scott Kupor
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[Signature]

Menlo Park, CA
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[City, State]

November 2, 2012
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[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-________________________________________________________

Name:  _________________________________________________________________________

[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: $0

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE

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  COLUMN 1    COLUMN 2   COLUMN 3  COLUMN 4           COLUMN 5          COLUMN 6    COLUMN 7             COLUMN 8
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   NAME OF    TITLE OF     CUSIP     VALUE   SHRS OR   SH/PRN   PUT/   INVESTMENT    OTHER           VOTING AUTHORITY
   ISSUER       CLASS              (X$1000)  PRN AMT            CALL   DISCRETION   MANAGERS
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                                                                                                 SOLE     SHARED     NONE
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
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